UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    The Capital Group Companies, Inc.
Address: 333 South Hope Street, 55th Floor
         Los Angeles, California  90071-1447

Form 13F File Number: 28-218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Larry P. Clemmensen*  Los Angeles, California      2/14/02
--------------------  ---------------------------  ----------
[Signature]           [City, State]                [Date]

*By:  /s/ James P. Ryan
      ----------------------
       James P. Ryan
       Attorney-in-fact

Signed pursuant to a Power of Attorney dated February 14, 2002 included as an Exhibit to this Form 13F.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name

    [Repeat as necessary.]

The following investment management subsidiaries of The Capital
Group Companies, Inc. ("CGC") have reported securities over which CGC is deemed to exercise investment discretion:

Capital Guardian Trust Company
Capital Research and Management Company
Capital International Inc.
Capital International, S.A.
Capital International Limited

                       Form 13F SUMMARY PAGE

     Report Summary:


     Number of Other Included Managers:        0

     Form 13F Information Table Entry Total:   n/a

     Form 13F Information Table Value Total:   n/a
                                                -----------
                                                (thousands)


     List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

POWER OF ATTORNEY

The undersigned do hereby appoint James P. Ryan, Anna Jacobs Griffith and Angela Mitchell, and each of them, acting singly, with full power of substitution, as the true and lawful attorney of the undersigned, to sign on behalf of the undersigned in respect of the ownership of equity securities deemed held by the undersigned, The Capital Group Companies, Inc., and to be reported pursuant to Section 13(f) of the Securities Exchange Act of 1934, as amended.

IN WITNESS WHEREOF, this Power of Attorney, has been executed as of the 14th day of February, 2002.


The Capital Group Companies, Inc.

/s/ Larry P. Clemmensen
----------------------------
Name:	Larry P. Clemmensen
Title:	President